Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Unlimited HFND Multi-Strategy Return Tracker ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	7.94%	3.94%